IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022
100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 414	$ 359	$ 354
Increase (decrease) in EVE	(886)	(792)	(984)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(396)	(390)	(406)
Increase (decrease) in EVE	831	724	936
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	303	276	321
Increase (decrease) in EVE	(593)	(502)	(667)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(310)	(328)	(375)
Increase (decrease) in EVE	519	413	614
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	111	83	33
Increase (decrease) in EVE	(293)	(290)	(317)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(86)	(62)	(31)
Increase (decrease) in EVE	$ 312	$ 311	$ 322